Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based Compensation

7. Stock-based Compensation

Equity Incentive Plan

The total number of shares of the Company’s 2015 Plan is 3,180,714 as of June 30, 2021. The Plan provides stock options awards, restricted stock units and restricted stock awards for issuance to Company employees, officers, directors, non-employee agents, and consultants as options and/or restricted stock units. These awards vest over three to five years and are exercisable up to 10 years from the date of grant. Unvested options are forfeited upon termination.

The following summarizes the Company’s stock option activity for the six months ended June 30, 2021:

	Options Outstanding		Weighted- Average Remaining
	Number of Shares	Weighted Average Exercise Price	Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Granted	349,750	45.05
Exercised	(4,800)	4.23
Cancelled	(116,210)	4.48
Outstanding – June 30, 2021	1,765,637	$11.26	6.56	$59,655
Vested and expected to vest – June 30, 2021	1,765,637	$11.26	6.56	$59,655
Exercisable – June 30, 2021	955,972	$2.08	5.24	$41,077

The following summarizes the Company’s employee restricted stock units activity for the six months ended June 30, 2021:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	175,703	$6.04
Granted	40,000	45.05
Outstanding – June 30, 2021	215,703	$13.51

The following summarizes the Company’s employee restricted stock awards activity for the six months ended June 30, 2021:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	—	$—
Granted	1,000,000	45.05
Outstanding – June 30, 2021	1,000,000	$45.05

Vesting of Restricted stock units (“RSUs”) is subject to service and performance conditions. RSUs granted generally include service vesting periods of one to four years, requirements related to the completion of a qualifying liquidity event, and for some awards granted to executives, requirements related to the forfeiture of cash compensation. Awards that include the forfeiture of cash compensation as a vesting requirement were based on a predetermined amount of forfeited cash salary over a one-year period.  As of June 30, 2021, all awards with this forfeiture of cash compensation vesting condition had been satisfied or forfeited. The RSUs are not reflected as issued or outstanding in the accompanying condensed consolidated statements of stockholders’ equity until the liquidity event is met. It is anticipated that the merger with Rotor Acquisition Corp. will be the qualifying transaction that triggers the liquidity event condition, therefore no compensation expense was recognized in regard to RSUs, for the six months ended June 30, 2021 and for the year ended December 31, 2020, respectively.

Restricted Stock Awards (“RSAs”) vest over a 15-month period following the consummation of a qualifying transaction.  The award includes vesting acceleration provisions which would result in the award becoming fully vested following a change in control event or upon death of the grantee.  It is anticipated that the merger with Rotor Acquisition Corp. will be the qualifying transaction that triggers the 15-month vesting period. Due to the change in control, which has not been met, no compensation expense was recognized in regard to RSAs, for the six months ended June 30, 2021.

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions. The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term—The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility—As the Company's shares are not actively traded, the volatility is based on a benchmark of comparable companies.

Expected Dividend Yield—The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate—The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

The per share fair values of stock options granted and the assumptions used in estimating fair value were as follows:

	June 30, 2021	December 31, 2020
Options
Fair value of common stock	$27.69	$3.69
Risk-free interest rate	1.047%	0.51%
Expected term (in years)	6.14	6.06
Expected dividend yield	0.00%	0.00%
Expected volatility	68.25%	64.98%

The Company recognized stock-based compensation expense under the Plan in the condensed consolidated statement of operations as follows:

	June 30, 2021	June 30, 2020
Cost of revenue	$43	$53
Research and development	134	81
Sales and marketing	22	20
General and administrative	193	220
Total stock-based compensation expense	$392	$374

The fair value of stock options granted are recognized as compensation expense in the condensed consolidated statements of operations over the related vesting periods. The following is a summary of the weighted-average fair value per share:

June 30, 2021
Granted	$27.55
Exercised	$4.23
Cancelled	$2.75
Unvested	$15.35

The weighted-average grant date fair value per share of restricted stock units granted during the six months ended June 30, 2021 was $45.05. As of June 30, 2021, there was approximately $10,838 of unrecognized stock-based compensation cost related to stock options granted under the Plan, which is expected to be recognized over an average period of 3.2 years.

7. Stock-based Compensation

Equity Incentive Plan

The total number of shares of the Company’s 2015 Plan is 3,180,714 as of December 31, 2020. The Plan provides stock options awards and restricted stock units for issuance to Company employees, officers, directors, non-employee agents, and consultants as options and/or restricted stock units. These awards vest over three to five years and are exercisable up to 10 years from the date of grant. Unvested options are forfeited upon termination.

The following summarizes the Company’s stock option activity during 2020 and 2019:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)
	Number of Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Outstanding – December 31, 2018	1,447,968	$2.10	8.09	$4,835
Granted	287,732	5.69
Exercised	(5,286)	2.92
Cancelled	(221,626)	4.17
Outstanding – December 31, 2019	1,508,788	$2.48	7.36	5,848
Granted	388,750	6.33
Exercised	(62,109)	2.00
Cancelled	(298,532)	4.70
Outstanding – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Vested and expected to vest – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Exercisable – December 31, 2020	987,256	$1.68	5.78	$4,592

The following summarizes the Company’s employee restricted stock awards activity during 2020 and 2019:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted- Average Grant-Date Fair Value
Outstanding – December 31, 2018	—	$—
Granted	283,599	6.02
Outstanding – December 31, 2019	283,599	$6.02
Granted	75,000	6.29
Cancelled	(182,896)	6.12
Outstanding – December 31, 2020	175,703	$6.04

The restricted stock awards (“RSU”) granted in 2019 vest based upon the earliest to occur of (1) twelve months following the closing of the Company’s first firm commitment underwritten public offering of common stock under the Securities Act (“IPO”), (2) immediately prior to the closing of a change of control transaction in which 50%

or more of the value to be received by the holders of common stock is comprised of publicly traded securities, cash, or cash equivalents, (3) immediately prior to the closing of a transaction in which (a) a prospective acquirer has offered to purchase all or substantially all of the shares of common stock at a specified price during a specified time, and (b) the minimum number of shares of common stock have been tendered to the acquirer for purchase, and (4) as of the record date in the event that the Company board of directors declares a cash dividend or cash distribution payable on the common stock.

These restricted stock awards will be forfeited if (a) the grantee notifies the Company in writing of the grantee’s election to begin receiving a cash salary for the services to be performed post-election (i.e., no payment related to the services provided pre-election), (b) the grantee elects to change his or her time commitment with the Company to less than full time, or (c) the grantee’s continuous service with the Company terminates. If a forfeiture event occurs, the number of forfeited shares is to be calculated on a pro rata basis based on the actual relinquished compensation in proportion to the total relinquished compensation expected on the grant date. During the year ended December 31, 2020 and 2019, no restricted stock award was vested.

Vesting of RSUs are subject to service and performance conditions. RSUs granted subsequent to 2019 generally include service vesting periods of one to four years and certain liquidity event conditions to be met, whichever is later. The RSUs are not reflected as issued or outstanding in the accompanying statements of stockholders’ equity until the liquidity event is met. Due to the liquidity event condition, which has not been met, no compensation expense was recognized in regard to RSUs, for the years ended December 31, 2020 and 2019.

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions. The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term—The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility—As the Company's shares are not actively traded, the volatility is based on a benchmark of comparable companies.

Expected Dividend Yield—The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate—The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

	As of December 31,
	2020	2019
Options
Fair value of common stock	$3.69	$3.66
Risk-free interest rate	0.51%	1.98%
Expected term (in years)	6.06	6.91
Expected dividend yield	0.00%	0.00%
Expected volatility	64.98%	62.46%

The Company recognizes stock-based compensation expense under the Plan in the consolidated statement of operations as follows:

	December 31, 2020	December 31, 2019
Cost of revenue	$109	$140
Research and development	249	304
Sales and marketing	45	54
General and administrative	370	139
Total stock-based compensation expense	$773	$637

The fair value of stock options granted are recognized as compensation expense in the consolidated statements of operations over the related vesting periods. The following is a summary of the weighted-average fair value per share:

	December 31, 2020	December 31, 2019
Granted	$3.69	$3.66
Exercised	$1.32	$2.62
Cancelled	$3.24	$2.99
Unvested	$3.49	$3.73

The weighted-average grant date fair value per share of restricted stock awards granted during the years ended December 31, 2020 and 2019 was $6.33 and $6.02, respectively. As of December 31, 2020, and 2019, there was approximately $1,739 and $1,635 of unrecognized stock-based compensation cost related to stock options granted under the Plan, respectively. Stock compensation expense is expected to be recognized over an average period of 2.13 years and 2.19 years, for the years ended December 31, 2020 and 2019, respectively.